Capital assets	12 Months Ended
Dec. 31, 2020
Capital assets.
Capital assets

4. Capital assets

The following table reconciles the change in Vermilion’s capital assets:

	2020	2019
Balance at January 1	5,015,620	5,316,873
Acquisitions	24,430	38,472
Additions	352,481	486,677
Increase in right-of-use assets	5,245	12,348
Transfers from exploration and evaluation assets	—	27,918
Impairment	(1,682,344)	(46,056)
Depletion and depreciation	(517,734)	(657,863)
Changes in asset retirement obligations	(200,454)	(10,354)
Foreign exchange	109,860	(152,395)
Balance at December 31	3,107,104	5,015,620

Cost	9,863,537	9,604,933
Accumulated depletion, depreciation, and impairment	(6,756,433)	(4,589,313)
Carrying amount at December 31	3,107,104	5,015,620

Right-of-use assets

The following table discloses the carrying balance and depreciation charge relating to right-of-use assets by class of underlying asset as at and for the year ended December 31, 2020:

	As at Dec 31, 2020		As at Dec 31, 2019
($M)	Depreciation	Balance	Depreciation	Balance
Office space	9,835	49,134	9,745	53,777
Gas processing facilities	7,109	27,593	7,089	34,701
Oil storage facilities	2,738	15,231	2,633	16,803
Vehicles and equipment	3,608	8,035	3,209	10,327
Total	23,290	99,993	22,676	115,608

Q4 2020 impairment

In the fourth quarter of 2020, indicators of impairment were present in our France CGUs due to a decrease in estimated reserves as a result of economic revisions. As a result of the indicators of impairment, the Company performed impairment tests on its four France CGUs and the recoverable amounts were determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves and an after-tax discount rate of 9.5%. Based on the results of the impairment tests completed, recoverable amounts were determined to be greater than the carrying values of the CGUs tested and no impairment charges were recorded.

The following benchmark price forecasts were used to calculate the recoverable amounts:

	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (2)
Brent Crude ($ US/bbl) (1)	50.75	55.00	58.50	61.79	62.95	64.13	65.33	66.56	67.81	69.17
Exchange rate (CAD/USD)	0.78	0.77	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76

(1) The forecast benchmark commodity prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations.

(2) In 2031 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum. In 2030 and beyond there is no escalation of exchange rates.

The following are the results of impairment tests completed and sensitivity impacts which would increase impairment charges taken:

Operating Segment	CGU	Impairment	1% increase in discount rate	5% decrease in pricing
France	Aquitaine Basin	—	—	12,556
France	Neocomian	—	5,582	12,241
Total		—	5,582	24,797

In the fourth quarter of 2020, no indicators of impairment reversal were identified.

Q3 2020 impairment

In the third quarter of 2020, indicators of impairment were present due to a decline in the Company’s market capitalization. As a result of the indicators of impairment, the Company performed impairment tests across all CGUs. The recoverable amounts were determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves and an after-tax discount rate of 11.5%. Based on the results of the impairment tests completed, the Company recognized non-cash impairment charges of $35.4 million (net of $12.4 million income tax recovery) in the Neocomian CGU due to increased estimated transportation expenses as a result of an announcement during the quarter that the third-party Grandpuits refinery plans on converting into a zero-crude platform in 2021. As a result of this change, the Company estimates that incremental transportation expenses will be incurred to transport the crude oil production in the Neocomian, Chaunoy, and Champotran CGUs to alternative refineries in France.

The following benchmark price forecasts were used to calculate the recoverable amounts:

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (2)
Brent Crude ($US/bbl) (1)	44.00	46.75	51.00	56.50	60.00	62.95	64.13	65.33	66.56	67.81
WTI Crude ($US/bbl) (1)	42.00	44.00	47.50	52.50	56.00	58.95	60.13	61.33	62.56	63.81
NBP (€/mmbtu) (1)	3.87	4.03	4.41	4.58	4.79	5.00	5.21	5.42	5.63	5.83
AECO Spot Gas ($/mmbtu) (1)	3.00	2.90	2.70	2.60	2.60	2.65	2.70	2.76	2.81	2.87
Exchange rate (CAD/USD)	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75

(1) The forecast benchmark commodity prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations.

(2) In 2030 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum. In 2030 and beyond there is no escalation of exchange rates.

The following are the results of impairment tests completed and sensitivity impacts which would increase impairment charges taken:

Operating Segment	CGU	Impairment	1% increase in discount rate	5% decrease in pricing
France	Neocomian	47,777	5,184	13,235

Q2 2020 impairment

In the second quarter of 2020, indicators of impairment were present due to a decline in the Company’s market capitalization. As a result of the indicators of impairment, the Company performed impairment tests across all CGUs. The recoverable amounts were determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves and an after-tax discount rate of 11.5%. Based on the results of the impairment tests completed, the Company recognized non-cash impairment charges of $53.1 million (net of $16.6 million income tax recovery).

The following benchmark price forecasts were used to calculate the recoverable amounts:

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (2)
Brent Crude ($US/bbl) (1)	43.50	48.00	51.50	56.50	60.00	62.95	64.13	65.33	66.56	67.81
WTI Crude ($US/bbl) (1)	41.00	44.00	47.50	52.50	56.00	58.95	60.13	61.33	62.56	63.81
NBP (€/mmbtu) (1)	2.75	4.25	4.75	5.25	5.75	6.00	6.25	6.50	6.75	7.00
AECO Spot Gas ($/mmbtu) (1)	2.10	2.35	2.40	2.45	2.55	2.65	2.70	2.76	2.81	2.87
Exchange rate (CAD/USD)	0.74	0.74	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75

(1) The forecast benchmark commodity prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations.

(2) In 2030 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum. In 2030 and beyond there is no escalation of exchange rates.

The following are the results of impairment tests completed and sensitivity impacts which would increase impairment charges taken:

Operating Segment	CGU	Impairment	1% increase in discount rate	5% decrease in pricing
Australia	Australia	33,475	3,435	15,470
Germany	Germany Gas	10,177	1,370	2,818
Ireland	Ireland	26,061	9,198	19,208
Total		69,713	14,003	37,496

Q1 2020 impairment

In the first quarter of 2020, indicators of impairment were present due to global commodity price forecasts deteriorating from decreases in demand and an increase of supply around the world. As a result of the indicators of impairment, the Company performed impairment tests across all CGUs. The recoverable amounts were determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves and an after-tax discount rate of 11.5%. Based on the results of the impairment tests completed, the Company recognized non-cash impairment charges of $1.2 billion (net of $0.4 billion income tax recovery).

The following benchmark price forecasts were used to calculate the recoverable amounts:

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (2)
Brent Crude ($US/bbl) (1)	34.00	45.50	52.50	57.50	62.50	62.95	64.13	65.33	66.56	67.81
WTI Crude ($US/bbl) (1)	30.00	41.00	47.50	52.50	57.50	58.95	60.13	61.33	62.56	63.81
NBP (€/mmbtu) (1)	3.33	4.25	5.00	5.50	6.00	6.25	6.50	6.75	7.00	7.25
AECO Spot Gas ($/mmbtu) (1)	1.95	2.25	2.35	2.45	2.55	2.65	2.70	2.76	2.81	2.87
Exchange rate (CAD/USD)	0.72	0.73	0.74	0.74	0.75	0.75	0.75	0.75	0.75	0.75

(1) The forecast benchmark commodity prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations.

(2) In 2030 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum. In 2030 and beyond there is no escalation of exchange rates.

The following are the results of impairment tests completed and sensitivity impacts which would increase impairment charges taken:

Operating Segment	CGU	Impairment	1% increase in discount rate	5% decrease in pricing
Australia	Australia	55,583	3,227	13,582
Canada	Saskatchewan	815,909	70,737	141,015
Canada	Drayton Valley Oil	364,879	13,204	23,582
France	Neocomian	22,758	8,576	13,609
Germany	Germany Gas	39,738	3,545	7,084
Ireland	Ireland	119,634	10,333	20,793
United States	United States	146,353	28,051	52,613
Total		1,564,854	137,673	272,278

Q4 2019 impairment

In the fourth quarter of 2019, an indicator of impairment was present in the Ireland CGU due to declining natural gas price forecasts. As a result of the indicator of impairment, the Company performed an impairment test on its Ireland CGU whereby the recoverable amount was compared against its carrying amount. The recoverable amount was determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves and an after-tax discount rate of 9.0%. Based on the results of the impairment test completed, the Company recognized a non-cash impairment charge of $34.6 million (net of $11.5 million income tax recovery).

The following benchmark price forecast was used to calculate the recoverable amount:

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (2)
NBP (€/mmbtu) (1)	5.58	5.51	5.54	5.65	5.77	5.88	6.00	6.12	6.24	6.37

(1) The forecast benchmark commodity prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations.

(2) In 2030 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum.

The following is the result of the impairment test completed and sensitivity impacts of a 1% increase in after-tax discount rate and a 5% decrease in pricing on the impairment test completed:

CGU	Operating Segment	Impairment	1% increase in discount rate	5% decrease in pricing
Ireland	Ireland	46,055	14,749	28,598

Changes in any of the key judgments, such as a revision in reserves, changes in forecast commodity prices, foreign exchange rates, capital or operating costs would impact the estimated recoverable amount.

Q4 2020 CGU Realignment

Previously, Vermilion’s assets in Alberta were managed and organized based primarily on geological characteristics and were grouped into the Drayton Valley Gas and Drayton Valley Oil CGUs. In the fourth quarter of 2020, the Company finalized an evaluation of the management and organization of Vermilion’s assets in Alberta resulting in a re-organization based primarily on geographical characteristics. This process resulted in the combination of its Drayton Valley Gas and Drayton Valley Oil CGU’s into a combined Alberta CGU.